Intangible Assets (Details) - USD ($)						9 Months Ended	12 Months Ended
	Feb. 02, 2025	Nov. 01, 2024	Aug. 01, 2024	May 03, 2024	Jan. 15, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Intangible assets license term					10 years
Purchase price					$ 1,000,000
Intangible asset payable					600,000
Intangible assets						$ 2,884,549
Consideration paid						400,000
Common shares value						492,850
Fair value adjustment						$ 173,100
Legal fees							4,272	$ 2,971
Shares were fully vested (in Shares)		612,500	612,500	612,500		2,450,000
Pharmaceutical [Member]
Intangible Assets [Line Items]
Common shares (in Shares)						950,000
Fair value adjustment						$ 599,863
Legal fees						12,320
Acquiring license						$ 1,117,771
License [Member]
Intangible Assets [Line Items]
Intangible assets license term						10 years
Intangible asset payable					50,000
Intangible assets						$ 861,452
License #2 (IPR&D asset) [Member]
Intangible Assets [Line Items]
Intangible assets						$ 2,023,097
Consideration Payable [Member]
Intangible Assets [Line Items]
Interest rate of percentage						11.75%
Consideration Payable [Member] | License [Member]
Intangible Assets [Line Items]
Interest rate of percentage						11.75%
March 15, 2025 [Member]
Intangible Assets [Line Items]
Intangible asset payable					$ 350,000
Forecast [Member]
Intangible Assets [Line Items]
Shares were fully vested (in Shares)	612,500